BASIS OF PREPARATION (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 £ / $ Y	Dec. 31, 2018 € / $ Y	Dec. 31, 2018 SFr / $ Y	Dec. 31, 2017 £ / $	Dec. 31, 2017 £ / $ € / $	Dec. 31, 2017 £ / $ SFr / $	Dec. 31, 2016 £ / $	Dec. 31, 2016 £ / $ € / $	Dec. 31, 2016 £ / $ SFr / $	Dec. 31, 2018 £ / $	Dec. 31, 2018 € / $	Dec. 31, 2018 SFr / $	Dec. 31, 2018 USD ($)	Dec. 31, 2017 € / $	Dec. 31, 2017 SFr / $	Dec. 31, 2017 USD ($)	Dec. 31, 2016 € / $	Dec. 31, 2016 SFr / $	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of detailed informations about basis of preparation [line items]
Total liquidity													$ 1,300
Net cash and cash equivalents													333			$ 155			$ 38	$ 102
Undrawn committed borrowing facilities													1,000
Minimum number of years of continued operational existence | Y	3	3	3
Exchange rates
Average rates	1.33	1.18	1.02	1.29	1.13	1.02	1.35	1.11	1.02
Year end rates				1.35	1.35	1.35	1.23	1.23	1.23	1.28	1.14	1.02		1.20	1.02		1.05	0.98
Committed facilities
Disclosure of detailed informations about basis of preparation [line items]
Committed facilities													2,429			$ 2,400
Senior Notes and Floating Rate Senior Notes Maturing November 2019
Disclosure of detailed informations about basis of preparation [line items]
Amount contracted													$ 125